Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 - SUBSEQUENT EVENTS:

a.	On January 1, 2026, the Company added 5,152,834 Ordinary Shares to the Ordinary Shares pool reserved for issuance under the Company’s 2021 Share Incentive Plan.

b.	On January 28, 2026, the Company announced an operational efficiency plan that includes a workforce reduction of approximately 10%. The plan is expected to be completed in the second quarter of 2026.